CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Direct financing lease interest income - related parties	$ 34,193	$ 45,363	$ 55,385
Direct financing and sales-type lease interest income - other	0	0	4,231
Finance lease service revenues - related parties	46,460	46,488	52,390
Finance lease service revenues - other	0	0	1,846
Profit sharing revenues - related parties	59,607	33,756	770
Time charter revenues - related parties	30,319	10,039	5,647
Time charter revenues - other	130,459	83,013	77,778
Bareboat charter revenues - related parties	12,596	16,364	18,324
Bareboat charter revenues - other	55,419	53,407	42,705
Voyage charter revenues - other	35,783	34,608	9,724
Other operating income	1,904	4,449	2,060
Total operating revenues	406,740	327,487	270,860
Gain on sale of assets and termination of charters, net	7,364	23,931	18,025
Operating expenses
Vessel operating expenses - related parties	56,939	49,170	54,916
Vessel operating expenses - other	63,892	70,300	50,618
Depreciation	78,080	67,393	58,436
Vessel impairment charge	42,410	11,800	0
Administrative expenses - related parties	1,032	965	439
Administrative expenses - other	5,705	6,644	7,110
Total operating expenses	248,058	206,272	171,519
Net operating income	166,046	145,146	117,366
Non-operating income / (expense)
Interest income – related parties, associated companies	18,672	24,464	19,575
Interest income – related parties, other	13,395	4,029	482
Interest income - other	7,075	11,958	10,023
Interest expense - other	(70,583)	(86,081)	(87,225)
Gain/(loss) on purchase of bonds	1,007	(21)	(1,218)
Gain on sale of investment in associated company	0	6,055	0
Gain on redemption of loan notes - related parties	28,904	0	0
Gain on sale of loan notes and share warrants - other	44,552	0	0
Available-for sale securities impairment charge	(20,552)	0	0
Other financial items, net	(21,289)	(16,232)	2,003
Net income before equity in earnings of associated companies	167,227	89,318	61,006
Equity in earnings of associated companies	33,605	33,497	28,200
Net income	$ 200,832	$ 122,815	$ 89,206
Per share information:
Basic earnings per share (in dollars per share)	$ 2.15	$ 1.32	$ 1.00
Weighted average number of shares outstanding, basic	93,450	93,331	89,508
Diluted earnings per share (in dollars per share)	$ 1.88	$ 1.24	$ 0.99
Weighted average number of shares outstanding, diluted	119,008	116,747	95,424
Cash dividend per share declared and paid (in dollars per share)	$ 1.74	$ 1.63	$ 1.17